Transactions with Related Parties, Altair Travel Agency S.A (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member] | Altair [Member]
Transactions with Related Parties [Abstract]
Travel expenses	$ 23	$ 25